UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:     $289,772
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number             Name

1.       028-13112                     Wesley Capital Master Fund, Ltd.
2.       028-13111                     Wesley Capital QP, LP

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

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7   COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED NONE
--------------                --------         -----       --------  -------   --- ----  ----------      --------  ----  ------ ----
AMB PROPERTY CORP             COM              00163T109    4,742      200,000 SH        Shared-Defined  1,2         200,000
ANNALY CAP MGMT INC           COM              035710409   14,578      850,000 SH        Shared-Defined  1,2         850,000
APOLLO COML REAL EST FIN INC  COM              03762U105    4,370      265,500 SH        Shared-Defined  1,2         265,500
BANK OF AMERICA CORPORATION   COM              060505104    8,622      600,000 SH        Shared-Defined  1,2         600,000
BRE PROPERTIES INC            CL A             05564E106    3,693      100,000 SH        Shared-Defined  1,2         100,000
BROOKDALE SR LIVING INC       COM              112463104    3,750      250,000 SH        Shared-Defined  1,2         250,000
CB RICHARD ELLIS GROUP INC    CL A             12497T101    4,764      350,000 SH        Shared-Defined  1,2         350,000
CLEAN HARBORS INC             COM              184496107    7,305      110,000 SH        Shared-Defined  1,2         110,000
CVB FINL CORP                 COM              126600105    2,933      308,700 SH  PUT   Shared-Defined  1,2         308,700
CYPRESS SHARPRIDGE INVTS INC  COM              23281A307   10,445      825,000 SH        Shared-Defined  1,2         825,000
DEVELOPERS DIVERSIFIED RLTY   COM              251591103    8,168      825,000 SH        Shared-Defined  1,2         825,000
DOUGLAS EMMETT INC            COM              25960P109    8,532      600,000 SH        Shared-Defined  1,2         600,000
EQUITY LIFESTYLE PPTYS INC    COM              29472R108   17,604      365,000 SH        Shared-Defined  1,2         365,000
FELCOR LODGING TR INC         COM              31430F101      998      200,000 SH        Shared-Defined  1,2         200,000
FOREST CITY ENTERPRISES INC   CL A             345550107   17,546    1,550,000 SH        Shared-Defined  1,2       1,550,000
GENERAL GROWTH PPTYS INC      COM              370021107    1,658      125,000 SH        Shared-Defined  1,2         125,000
GLIMCHER RLTY TR              SH BEN INT       379302102    5,233      875,000 SH        Shared-Defined  1,2         875,000
HATTERAS FINL CORP            COM              41902R103    2,431       87,386 SH        Shared-Defined  1,2          87,386
HCP INC                       COM              40414L109    5,644      175,000 SH        Shared-Defined  1,2         175,000
JPMORGAN CHASE & CO           COM              46625H100    5,492      150,000 SH        Shared-Defined  1,2         150,000
MACERICH CO                   COM              554382101    9,330      250,000 SH        Shared-Defined  1,2         250,000
MACK CALI RLTY CORP           COM              554489104   11,149      375,000 SH        Shared-Defined  1,2         375,000
MFA FINANCIAL INC             COM              55272X102   36,048    4,871,300 SH        Shared-Defined  1,2       4,871,300
NORANDA ALUM HLDG CORP        COM              65542W107    2,132      331,600 SH        Shared-Defined  1,2         331,600
NORTHWEST BANCSHARES INC MD   COM              667340103    5,735      500,000 SH        Shared-Defined  1,2         500,000
POST PPTYS INC                COM              737464107   11,365      500,000 SH        Shared-Defined  1,2         500,000
SIMON PPTY GROUP INC NEW      COM              828806109   31,089      385,000 SH        Shared-Defined  1,2         385,000
SPDR GOLD TRUST               GOLD SHS         78463V107    6,692       55,000 SH        Shared-Defined  1,2          55,000
SPDR SERIES TRUST             KBW REGN BK ETF  78464A698    6,465      280,000 SH        Shared-Defined  1,2         280,000
TANGER FACTORY OUTLET CTRS I  COM              875465106   11,380      275,000 SH        Shared-Defined  1,2         275,000
TEJON RANCH CO                COM              879080109   16,156      700,000 SH        Shared-Defined  1,2         700,000
TFS FINL CORP                 COM              87240R107    3,723      300,000 SH        Shared-Defined  1,2         300,000


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